UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-04802

Name of Fund: BlackRock Intermediate Municipal Fund of
              BlackRock Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2007

Date of reporting period: 11/01/2006 - 10/31/2007

Item 1 - Report to Stockholders

EQUITIES    FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock Intermediate                                                 BLACKROCK
Municipal Fund
OF BLACKROCK MUNICIPAL SERIES TRUST

ANNUAL REPORT | OCTOBER 31, 2007

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents

================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Annual Report:
Fund Summary .............................................................     4
About Fund Performance ...................................................     6
Disclosure of Expenses ...................................................     6
Financial Statements:
    Schedule of Investments ..............................................     7
    Statement of Assets and Liabilities ..................................    10
    Statement of Operations ..............................................    11
    Statements of Changes in Net Assets ..................................    12
Financial Highlights .....................................................    13
Notes to Financial Statements ............................................    16
Report of Independent Registered Public Accounting Firm ..................    21
Important Tax Information ................................................    21
Portfolio Summary ........................................................    22
Proxy Results ............................................................    22
Officers and Trustees ....................................................    23
BlackRock Fund Information ...............................................    25
Mutual Fund Family .......................................................    27


2        BLACKROCK INTERMEDIATE MUNICIPAL FUND         OCTOBER 31, 2007

A Letter to Shareholders

Dear Shareholder

The October reporting period was fairly tumultuous for financial markets, but culminated in positive performance for most major benchmarks:

Total Returns as of October 31, 2007                                               6-month      12-month
========================================================================================================
U.S. equities (S&P 500 Index)                                                       +5.49%      +14.56%
--------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                        +2.25%      + 9.27%
--------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                   +8.19%      +24.91%
--------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                            +2.68%      + 5.38%
--------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                      +1.30%      + 2.91%
--------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)    -0.07%      + 6.89%
--------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Subprime mortgage woes dominated headlines for much of 2007, but intensified in the summer and fall, spawning a widespread liquidity and credit crisis with ramifications across global markets. The Federal Reserve Board (the "Fed") and other countries' central banks stepped in to inject liquidity into the markets and bolster investor confidence. The Fed cut the federal funds rate by 0.50% in September and another 0.25% on the final day of the reporting period, bringing its target rate to 4.50%. In taking action, the central bankers, who had long deemed themselves inflation fighters, were seeking to stem the fallout from the credit crunch and forestall a wider economic unraveling. By period-end, the Fed had cited the risks between slower economic growth and faster inflation as equally balanced.

Amid the volatility throughout the past year, equity markets have displayed surprising resilience. Most recently, the credit turmoil dampened corporate merger-and-acquisition (M&A) activity, a key source of strength for equity markets. Still, market fundamentals have held firm, dividend payouts and share buybacks have continued to grow, and valuations remain attractive. These tailwinds generally have prevailed over the headwinds created by the slowing U.S. economy, troubled housing market and, recently, a more difficult corporate earnings backdrop. International markets fared even better than U.S. equities, benefiting from robust M&A activity and generally stronger economies.

In fixed income markets, mixed economic signals and the credit woes resulted in a flight to quality. At the height of the uncertainty, investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.48% by period-end, while prices correspondingly rose. The tax-exempt bond market has been challenged by a combination of record-setting supply year-to-date, economic uncertainty and concerns around the credit worthiness of bond insurers. This has brought municipal bond prices to relatively attractive levels and, as such, demand generally has remained firm.

As you navigate market volatility, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight and commentary from BlackRock investment professionals, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,


/s/ Robert C. Doll, Jr.                       /s/ Peter J. Hayes

Robert C. Doll, Jr.                           Peter J. Hayes
Vice Chairman, BlackRock, Inc.                Managing Director, BlackRock, Inc.

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary

Portfolio Management Commentary

      How did the Fund perform?

o The Fund's total return lagged that of the broad-market Lehman Brothers Municipal Bond Index, but compared favorably to the Lipper Intermediate Municipal Debt Funds category average for the fiscal year. The Fund provided an above-average yield relative to the Lipper group.

      What factors influenced performance?

o Bond markets were volatile over the past 12 months. Most recently, yields fell as prices moved higher on fears that the declining housing market and related credit issues would spill into other fixed income sectors and depress economic activity. In response, the Federal Reserve Board (the "Fed") lowered its target short-term interest rate .50% at its September 2007 meeting and another .25% on October 31, 2007.

o Thus far in 2007, new tax-exempt issuance is more than 8.5% ahead of 2005's record pace. Meanwhile, investor demand for municipal product generally has remained positive. Statistics from the Investment Company Institute indicate that tax-exempt mutual funds received more than $14.7 billion in net new cash flows in the first nine months of 2007, an increase of over 52% compared to the same period in 2006.

o Our emphasis on current income benefited Fund performance. The portfolio's average coupon at period-end was 5.375%, compared to 3.810% for the broader market, as measured by the 10-year Municipal Market Data scale.

o Our relatively neutral duration helped to insulate the portfolio's underlying value in a year of dramatic interest rate swings. The portfolio's relatively high cash position had a similar positive effect. However, those funds in the competitive group that correctly traded the market shifts were rewarded on the price side. In this regard, our more conservative approach detracted from relative performance.

o The Fund's position in lower-rated credits benefited performance early in 2007 as credit spreads (versus higher-quality issues of comparable maturity) narrowed. The lower-quality holdings also contribute to the Fund's superior yield distribution. Some spread widening at the end of the fiscal period negatively impacted these lower-rated credits, but not to the point of offsetting the current-income advantage.

      Describe recent portfolio activity.

o We remained focused on generating a high income accrual, rather than seeking to capture price gains through heavy trading (which has tax consequences for shareholders). This long-term focus on income accrual and price stability supports our tax-efficient management methodology.

o While portfolio activity was limited, there were periods (that is, third quarter 2007) where we were fairly productive trading within a well-defined range. Purchases were split between high-grade credits (as interest rates rose amid the volatility associated with the subprime fallout) and higher-yielding, lower-rated credits (as spreads widened).

o A majority of the Fund's holdings have maturities shorter than 10 years, giving us the flexibility to increase the portfolio's current income distribution through purchases of longer-maturity bonds.

      Describe Fund positioning at period-end.

o Despite a relatively large position in variable rate demand notes and other cash equivalents (8% of assets), the Fund maintains a competitive current yield and does so with a neutral duration posture. We are able to tolerate the high cash position while municipal money market yields remain attractive. Should future Fed rate cuts lead to a repricing of short-term cash-equivalent yields, we would look to reinvest in higher-yielding securities.

o The Fund maintains a high degree of credit quality, which allows us the opportunity to pursue lower-rated credits should value be restored in these sectors.

Performance Summary for the Period Ended October 31, 2007

                                                                                    Average Annual Total Returns*
                                                                    ----------------------------------------------------------------
                                                                            1 Year              5 Years                10 Years
                                                                    -------------------   ------------------     -------------------
                                       Standardized     6-Month     w/o sales   w/sales   w/o sales  w/sales     w/o sales   w/sales
                                       30-Day Yield  Total Returns   charge      charge    charge     charge      charge      charge
------------------------------------------------------------------------------------------------------------------------------------
Institutional ......................       3.66%         +1.39%      +2.69%         --     +3.46%         --      +4.56%         --
Investor A .........................       3.24          +1.26       +2.43       -1.93%    +3.20       +2.31%     +4.30       +3.85%
Investor A1 ........................       3.52          +1.34       +2.49       +1.46     +3.34       +3.13      +4.45       +4.35
Investor B .........................       3.36          +1.23       +2.36       +1.38     +3.14       +3.14      +4.24       +4.24
Investor C .........................       2.67          +0.99       +1.67       +0.68     +2.46       +2.46      +3.54       +3.54
Lehman Brothers Municipal Bond Index         --          +1.30       +2.91          --     +4.46          --      +5.29          --
------------------------------------------------------------------------------------------------------------------------------------

* Assuming maximum sales charges. See "About Fund Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.


4        BLACKROCK INTERMEDIATE MUNICIPAL FUND         OCTOBER 31, 2007

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index. Values are from October 1997 to October 2007:

                                                                 Lehman Brothers
               Institutional              Investor A              Municipal Bond
                    Shares*+                Shares*+                     Index++
10/97                $10,000                  $9,575                     $10,000
10/98                $10,802                 $10,317                     $10,802
10/99                $10,570                 $10,071                     $10,610
10/00                $11,394                 $10,829                     $11,513
10/01                $12,532                 $11,880                     $12,723
10/02                $13,179                 $12,462                     $13,469
10/03                $13,805                 $13,022                     $14,158
10/04                $14,438                 $13,586                     $15,012
10/05                $14,495                 $13,605                     $15,393
10/06                $15,215                 $14,245                     $16,278
10/07                $15,623                 $14,591                     $16,751

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
+ The Fund invests primarily in a diversified portfolio of investment grade obligations whose interest is exempt from federal income taxes, with a dollar-weighted average maturity from five to 12 years.
++ This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds.

      Past performance is not indicative of future results.

Expense Example Including Interest Expense and Fees

                                                   Actual                                           Hypothetical**
                              -------------------------------------------------   --------------------------------------------------
                                Beginning        Ending                             Beginning        Ending
                              Account Value   Account Value     Expenses Paid     Account Value   Account Value     Expenses Paid
                               May 1, 2007    Oct. 31, 2007   During the Period*   May 1, 2007    Oct. 31, 2007   During the Period*
------------------------------------------------------------------------------------------------------------------------------------
Institutional ................   $1,000        $ 1,013.90        $  4.97             $1,000        $ 1,020.26        $   4.99
Investor A .. ................   $1,000        $ 1,012.60        $  6.29             $1,000        $ 1,018.95        $   6.31
Investor A1 ..................   $1,000        $ 1,013.40        $  5.43             $1,000        $ 1,019.81        $   5.45
Investor B .. ................   $1,000        $ 1,012.30        $  6.59             $1,000        $ 1,018.65        $   6.61
Investor C .. ................   $1,000        $ 1,009.90        $  9.98             $1,000        $ 1,015.27        $  10.01
------------------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.98% for Institutional, 1.24% for Investor A, 1.07% for Investor A1, 1.30% for Investor B and 1.97% for Investor C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

      See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.

Expense Example Excluding Interest Expense and Fees

                                               Actual                                           Hypothetical**
                          -------------------------------------------------   -------------------------------------------------
                            Beginning        Ending                             Beginning        Ending
                          Account Value   Account Value     Expenses Paid     Account Value   Account Value     Expenses Paid
                           May 1, 2007    Oct. 31, 2007   During the Period*   May 1, 2007    Oct. 31, 2007   During the Period*
-------------------------------------------------------------------------------------------------------------------------------
Institutional ............   $1,000        $ 1,013.90        $   3.85            $1,000        $ 1,021.37        $   3.87
Investor A ...............   $1,000        $ 1,012.60        $   5.12            $1,000        $ 1,020.11        $   5.14
Investor A1 ..............   $1,000        $ 1,013.40        $   4.31            $1,000        $ 1,020.92        $   4.33
Investor B ...............   $1,000        $ 1,012.30        $   5.48            $1,000        $ 1,019.76        $   5.50
Investor C ...............   $1,000        $ 1,009.90        $   8.87            $1,000        $ 1,016.38        $   8.89
---------------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.76% for Institutional, 1.01% for Investor A, .85% for Investor A1, 1.08% for Investor B and 1.75% for Investor C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

      See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.


        BLACKROCK INTERMEDIATE MUNICIPAL FUND         OCTOBER 31, 2007        5

      About Fund Performance

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 4.25% and a service fee of 0.25% per year (but no distribution fee). Investor A Shares commenced operations on October 2, 2006. Prior to Investor A Shares' inception, the returns for Investor A Shares were based upon the performance of the Fund's Institutional Shares. The returns for Investor A Shares, however, are adjusted to reflect the service (12b-1) fees applicable to Investor A Shares.

o Investor A1 Shares incur a maximum initial sales charge (front-end load) of 1% and a service fee of 0.10% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 1%, declining to 0% after three years. In addition, Investor B Shares are subject to a distribution fee of 0.10% per year and a service fee of 0.20% per year. These shares automatically convert to Investor A1 Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Investor C Shares commenced operations on October 2, 2006. Prior to Investor C Shares' inception, the returns for Investor C Shares were based upon the performance of the Fund's Institutional Shares. The returns for Investor C Shares, however, are adjusted to reflect the distribution and service (12b-1) fees applicable to Investor C Shares.

      Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on pages 4 and 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date. The Fund's investment adviser reimbursed a portion of the Fund's expenses. Without such reimbursement, the Fund's performance would have been lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 5 (which is based on a hypothetical investment of $1,000 invested on May 1, 2007 and held through October 31, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


6        BLACKROCK INTERMEDIATE MUNICIPAL FUND         OCTOBER 31, 2007

Schedule of Investments as of October 31, 2007                    (in Thousands)

                       Face
                     Amount      Municipal Bonds                                                             Value
-------------------------------------------------------------------------------------------------------------------
Alabama -- 0.3%
                      $ 500      Tuscaloosa, Alabama, Special Care Facilities Financing
                                   Authority, Residential Care Facility Revenue Bonds
                                   (Capstone Village, Inc. Project), Series A, 5.125%
                                   due 8/01/2015                                                            $   483
===================================================================================================================
Arizona -- 3.9%
                      5,000      Arizona State Transportation Board, Highway Revenue
                                   Bonds, Series B, 5% due 7/01/2017                                          5,378
                      2,000      Salt Verde Financial Corporation, Arizona, Senior Gas
                                   Revenue Bonds, 5.25% due 12/01/2019                                        2,085
===================================================================================================================
California -- 17.7%
                        875      Agua Caliente Band of Cahuilla Indians, California,
                                   Casino Revenue Bonds, 5.60% due 7/01/2013                                    899
                      2,000      Antelope Valley, California, Health Care District Revenue
                                   Bonds, VRDN, Series A, 5.25% due 9/01/2017 (i)                             2,046
                      5,225      California County Tobacco Securitization Agency,
                                   California, Tobacco Revenue Bonds (Los Angeles
                                   County Securitization Corporation), 5.25%
                                   due 6/01/2021 (h)                                                          4,125
                     10,000      California State Department of Water Resources, Power
                                   Supply Revenue Bonds, Series A, 5.50%
                                   due 5/01/2014 (a)                                                         10,864
                                 California State, GO, Refunding:
                      5,000          5% due 8/01/2019                                                         5,262
                      1,000          (Veterans Bonds), Series BG, 5.05%
                                     due 12/01/2011                                                           1,025
                      3,000      Golden State Tobacco Securitization Corporation of
                                   California, Tobacco Settlement Revenue Refunding
                                   Bonds, Senior Series A-1, 5% due 6/01/2016                                 3,021
                      4,000      Los Angeles, California, Unified School District, GO,
                                   Refunding, Series B, 4.75% due 7/01/2019 (c)                               4,206
                      2,445      Southern California Public Power Authority, Natural Gas
                                   Project Number 1 Revenue Bonds, Series A,
                                   5.25% due 11/01/2019                                                       2,560
===================================================================================================================
Colorado -- 2.9%
                      5,000      Denver, Colorado, City and County Airport Revenue
                                   Bonds, AMT, Series D, 7.75% due 11/15/2013 (a)                             5,558
===================================================================================================================
Connecticut -- 2.6%
                      2,000      Connecticut State Health and Educational Facilities
                                   Authority Revenue Bonds (Quinnipiac University),
                                   VRDN, Series F, 4.60% due 7/01/2031 (f)(i)                                 2,000
                      2,685      Hartford, Connecticut, GO, Series A, 5.25%
                                   due 8/15/2018 (a)                                                          2,978
===================================================================================================================
Florida -- 4.2%
                      3,410      Broward County, Florida, School Board, COP, Series C,
                                   5.25% due 7/01/2017 (c)                                                    3,641
                        245      Middle Village Community Development District,
                                   Florida, Special Assessment Bonds, Series C,
                                   5.125% due 5/01/2009                                                         244
                        710      Panther Trace Community Development District II,
                                   Florida, Special Assessment Revenue Bonds,
                                   Series A, 5% due 11/01/2010                                                  708
                         45      Reunion East Community Development District,
                                   Florida, Special Assessment, Series B, 5.90%
                                   due 11/01/2007                                                                45
                        215      Sterling Hill, Florida, Community Development District,
                                   Capital Improvement Revenue Refunding Bonds,
                                   Series B, 5.50% due 11/01/2010                                               215
                      3,130      Tolomato Community Development District, Florida,
                                   Special Assessment Bonds, 6.375% due 5/01/2017                             3,147
===================================================================================================================
Georgia -- 0.5%
                      1,050      Fulton County, Georgia, Residential Care Facilities,
                                   Revenue Refunding Bonds (Canterbury Court Project),
                                   Series A, 5% due 2/15/2014                                                 1,048
===================================================================================================================
Idaho -- 2.8%
                      5,000      Ada and Canyon Counties, Idaho, Joint School District
                                   Number 2 (Meridian), GO, 5% due 8/15/2017                                  5,374
===================================================================================================================
Illinois -- 0.9%
                      1,000      Chicago, Illinois, Tax Allocation Bonds (Kingsbury
                                   Redevelopment Project), Series A, 6.57%
                                   due 2/15/2013                                                              1,018
                        715      Illinois State Finance Authority Revenue Bonds
                                   (Primary Health Care Centers Program), 5.90%
                                   due 7/01/2014                                                                718
===================================================================================================================
Indiana -- 2.0%
                      1,705      Daviess County, Indiana, EDR (Daviess Community
                                   Hospital Project), Refunding, VRDN, 5.50%
                                   due 1/01/2029 (f)(i)                                                       1,705
                      2,000      Indiana Bond Bank, Special Program Gas Revenue
                                   Bonds, Series A, 5% due 10/15/2017                                         2,062
===================================================================================================================
Louisiana -- 0.5%
                      1,000      Morehouse Parish, Louisiana, PCR, Refunding
                                   (International Paper Company Project), Series A,
                                   5.25% due 11/15/2013                                                       1,041
===================================================================================================================
Massachusetts -- 5.3%
                      3,300      Massachusetts State Industrial Finance Agency,
                                   Resource Recovery Revenue Refunding Bonds
                                   (Ogden Haverhill Project), AMT, Series A, 5.30%
                                   due 12/01/2009                                                             3,343
                                 Massachusetts State Port Authority, Special Facilities
                                   Revenue Bonds (Delta Air Lines Inc. Project), AMT,
                                   Series A (a):
                      2,500          5.50% due 1/01/2014                                                      2,634
                      4,000          5.50% due 1/01/2015                                                      4,216
===================================================================================================================
Michigan -- 1.9%
                      1,555      Michigan State Strategic Fund, PCR (General Motors
                                   Corporation Project), VRDN, 7% due 12/01/2008 (i)                          1,555
                      2,000      Wayne County, Michigan, Airport Authority Revenue
                                   Refunding Bonds (Detroit Metropolitan Wayne
                                   County Airport), 5% due 12/01/2019 (b)                                     2,130

Portfolio Abbreviations

To simplify the listings of BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT     Alternative Minimum Tax (subject to)
COP     Certificates of Participation
EDA     Economic Development Authority
EDR     Economic Development Revenue Bonds
GAN     Grant Anticipation Notes
GO      General Obligation Bonds
HDA     Housing Development Authority
IDA     Industrial Development Authority
PCR     Pollution Control Revenue Bonds
VRDN    Variable Rate Demand Notes


        BLACKROCK INTERMEDIATE MUNICIPAL FUND         OCTOBER 31, 2007        7

Schedule of Investments (continued)                               (in Thousands)

                       Face
                     Amount      Municipal Bonds                                                             Value
===================================================================================================================
Minnesota -- 2.8%
                     $5,000      Minnesota State, GO, 5% due 6/01/2018                                      $ 5,385
===================================================================================================================
Montana -- 2.0%
                      3,500      Montana State Department of Transportation Revenue
                                   Bonds (Highway 93 Advance Construction Project),
                                   GAN, 5.25% due 6/01/2016 (d)                                               3,827
===================================================================================================================
Nebraska -- 2.5%
                      2,435      Omaha Convention Hotel Corporation, Nebraska,
                                   First Tier Revenue Refunding Bonds, 5%
                                   due 2/01/2019 (a)                                                          2,585
                      2,200      Scotts Bluff County, Nebraska, Hospital Authority
                                   Number 1, Hospital Revenue Refunding Bonds
                                   (Regional West Medical Center Project), VRDN,
                                   5.50% due 12/01/2028 (f)(i)                                                2,200
===================================================================================================================
New York -- 6.1%
                      5,000      New York City, New York, GO, Refunding, Series A, 5%
                                           due 8/01/2019                                                      5,279
                      1,140      New York State Dormitory Authority, Non-State
                                   Supported Debt, Revenue Refunding Bonds
                                   (New York University Hospital Center), Series A,
                                   5% due 7/01/2016                                                           1,166
                                 Port Authority of New York and New Jersey, Consolidated
                                   Revenue Bonds, AMT:
                      1,000          131st Series, 5% due 12/15/2014                                          1,057
                      3,000          Thirty-Seventh Series, 5.50% due 7/15/2018 (c)                           3,239
                      1,000      Westchester County, New York, IDA, Continuing Care
                                   Retirement, Mortgage Revenue Bonds (Kendal on the
                                   Hudson Project), Series A, 5.625% due 1/01/2013                            1,017
===================================================================================================================
North Carolina -- 2.8%
                      5,000      North Carolina State, GO, Refunding, Series B, 5%
                                           due 4/01/2017                                                      5,453
===================================================================================================================
Ohio -- 2.7%
                      1,835      Ohio State, GO, Series L, 5% due 10/01/2014                                  1,979
                      3,200      Trumbull County, Ohio, Health Care Facilities Revenue
                                   Bonds (Shepherd of the Valley), VRDN, 5.10%
                                   due 10/01/2031 (f)(i)                                                      3,200
===================================================================================================================
Oregon -- 2.8%
                      5,000      Oregon State Department of Transportation, Highway
                                   User Tax Revenue Bonds, Series A, 5%
                                   due 11/15/2016 (e)                                                         5,463
===================================================================================================================
Pennsylvania -- 3.0%
                        300      Allegheny County, Pennsylvania, IDA, Health and
                                   Housing Facilities, Senior Revenue Refunding Bonds
                                   (Longwood at Oakmont Inc.), VRDN, Series B,
                                   5.05% due 7/01/2027 (f)(i)                                                   300
                      5,000      Pittsburgh, Pennsylvania, GO, Series C, 5.25%
                                   due 9/01/2018 (c)                                                          5,447
===================================================================================================================
Tennessee -- 0.8%
                      1,600      Tennessee HDA, Revenue Bonds (Homeownership
                                   Program), AMT, Series 2-C, 5.85% due 7/01/2009                             1,615
===================================================================================================================
Texas -- 7.3%
                      2,000      Brazos River Authority, Texas, Revenue Refunding Bonds
                                   (Reliant Energy Inc. Project), Series B, 7.75%
                                   due 12/01/2018                                                             2,068
                      5,000      Dallas-Fort Worth, Texas, International Airport Revenue
                                   Refunding and Improvement Bonds, AMT, Series A,
                                   5.75% due 11/01/2014 (b)                                                   5,345
                                 Houston, Texas, Combined Utility System, First Lien
                                 Revenue Refunding Bonds:
                      1,825        Series A, 5% due 11/15/2018 (c)                                            1,964
                      2,475        Series B, 5% due 11/15/2018 (b)                                            2,663
                      2,000      University of Texas, Financing System Revenue
                                   Refunding Bonds, Series B, 5.25% due 8/15/2019                             2,207
===================================================================================================================
Virginia -- 3.4%
                      2,500      Fredericksburg, Virginia, EDA, Hospital Facilities
                                   Revenue Refunding Bonds (MediCorp Health
                                   System), 5% due 6/15/2017                                                  2,605
                      4,000      The Shops at White Oak Village Community
                                   Development Authority, Virginia, Special Assessment
                                   Revenue Bonds, 5.30% due 3/01/2017                                         3,976
===================================================================================================================
Washington -- 5.6%
                      5,400      Energy Northwest, Washington, Electric Revenue
                                   Refunding Bonds (Columbia Generating), Series A,
                                   5.50% due 7/01/2017 (c)                                                    5,775
                      4,650      Kitsap County, Washington, School District Number 400
                                   (North Kitsap), GO, Refunding, 5.125%
                                   due 12/01/2016 (c)                                                         5,035
===================================================================================================================
Puerto Rico -- 1.4%
                      1,500      Puerto Rico Commonwealth Government Development
                                   Bank, Senior Revenue Bonds, Series B, 5%
                                   due 12/01/2017                                                             1,568
                      1,000      Puerto Rico Commonwealth, Public Improvement, GO,
                                   Series B, 5.25% due 7/01/2017                                              1,061
-------------------------------------------------------------------------------------------------------------------
                                 Total Municipal Bonds (Cost -- $169,030) -- 88.7%                          170,813
===================================================================================================================

                                 Municipal Bonds Held in Trust (j)
===================================================================================================================
Illinois -- 5.5%
                                 Chicago, Illinois, O'Hare International Airport, General
                                   Airport Revenue Refunding Bonds, Third Lien, AMT,
                                   Series 370 (c):
                      5,000          5.25% due 07/01/2011                                                     5,309
                      5,000          5.25% due 07/01/2012                                                     5,308
===================================================================================================================
New Jersey -- 5.3%
                                 Port Authority of New York and New Jersey Revenue
                                   Refunding Bonds, AMT, Series 701-X (d);
                      5,000          5.75% due 10/15/2014                                                     5,054
                      5,000          5.75% due 10/15/2015                                                     5,054
-------------------------------------------------------------------------------------------------------------------
                                 Total Municipal Bonds Held in Trust
                                 (Cost -- $20,954) -- 10.8%                                                  20,725
===================================================================================================================


8        BLACKROCK INTERMEDIATE MUNICIPAL FUND         OCTOBER 31, 2007

Schedule of Investments (concluded)                               (in Thousands)

                     Shares
                       Held      Mutual Funds                                                                Value
===================================================================================================================
                        244      BlackRock Insured Municipal 2008 Term Trust, Inc. (g)                     $  3,692
                        100      BlackRock Insured Municipal Term Trust, Inc. (g)                               977
-------------------------------------------------------------------------------------------------------------------
                                 Total Mutual Funds (Cost -- $5,250) -- 2.4%                                  4,669
===================================================================================================================

                     Shares
                       Held      Short-Term Securities                                                       Value
===================================================================================================================
                         19      Merrill Lynch Institutional Tax-Exempt Fund
                                   3.32% (g)(k)                                                            $     19
-------------------------------------------------------------------------------------------------------------------
                                 Total Short-Term Securities (Cost -- $19) -- 0.0%                               19
===================================================================================================================
Total Investments (Cost -- $195,153*) -- 101.9%                                                             196,226
Other Assets Less Liabilities -- 3.3%                                                                         6,332
Liability for Trust Certificates,
Including Interest Expense Payable -- (5.2%)                                                                (10,072)
                                                                                                           --------
Net Assets -- 100.0%                                                                                       $192,486
                                                                                                           ========

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost ..............................................    $185,413
                                                                       ========
      Gross unrealized appreciation ...............................    $  2,599
      Gross unrealized depreciation ...............................      (1,786)
                                                                       --------
      Net unrealized appreciation .................................    $    813
                                                                       ========

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FSA Insured.
(d)   MBIA Insured.
(e)   Prerefunded.
(f)   Radian Insured.
(g) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                    Purchase    Sales     Realized     Dividend
      Affiliate                       Cost       Cost       Loss        Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional
        Tax-Exempt Fund                --           --         --        $  --+
      BlackRock Insured Municipal
        2008 Term Trust, Inc.          --           --         --        $ 184
      BlackRock Insured
        Municipal Term Trust, Inc.     --           --         --        $  36
      BlackRock Municipal
        Target Term Trust              --       $3,837      $(492)       $ 156
      --------------------------------------------------------------------------
      +     Income was less than $1,000.

(h) Represents a zero coupon; the interest rate shown reflects the effective yield.
(i) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(j) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1(c) to Financial Statements for details of municipal bonds held in trust.
(k)   Represents the current yield as of October 31, 2007.

      See Notes to Financial Statements.


        BLACKROCK INTERMEDIATE MUNICIPAL FUND         OCTOBER 31, 2007        9

Statement of Assets and Liabilities

As of October 31, 2007

===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments in unaffiliated securities, at value (identified cost -- $189,884,281) ................                   $ 191,537,553
Investments in affiliated securities, at value (identified cost -- $5,268,914) ....................                       4,688,069
Cash ..............................................................................................                         356,075
Receivables:
      Securities sold .............................................................................    $ 5,819,894
      Interest ....................................................................................      2,821,684
      Beneficial interest sold ....................................................................        413,647
      Dividends from affiliates ...................................................................         17,703        9,072,928
                                                                                                       -----------
Prepaid expenses and other assets .................................................................                          24,593
                                                                                                                      -------------
Total assets ......................................................................................                     205,679,218
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Trust certificates ................................................................................                      10,000,000
Payables:
      Securities purchased ........................................................................      2,152,280
      Dividends to shareholders ...................................................................        590,489
      Beneficial interest redeemed ................................................................        224,874
      Investment adviser ..........................................................................         81,882
      Interest expense ............................................................................         71,981
      Distributor .................................................................................          9,245
      Other affiliates ............................................................................         15,240        3,145,991
                                                                                                       -----------
Accrued expenses ..................................................................................                          47,328
                                                                                                                      -------------
Total liabilities .................................................................................                      13,193,319
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets ........................................................................................                   $ 192,485,899
                                                                                                                      =============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares of beneficial interest, $.10 par value, unlimited number of
  shares authorized ...............................................................................                   $   1,184,954
Investor A Shares of beneficial interest, $.10 par value, unlimited number of
  shares authorized ...............................................................................                          27,414
Investor A1 Shares of beneficial interest, $.10 par value, unlimited number of
  shares authorized ...............................................................................                         592,334
Investor B Shares of beneficial interest, $.10 par value, unlimited number of
  shares authorized ...............................................................................                          68,058
Investor C Shares of beneficial interest, $.10 par value, unlimited number of
  shares authorized ...............................................................................                          20,401
Paid-in capital in excess of par ..................................................................                     191,333,779
Undistributed investment income -- net ............................................................    $   177,757
Accumulated realized capital losses -- net ........................................................     (1,991,225)
Unrealized appreciation -- net ....................................................................      1,072,427
                                                                                                       -----------
Total accumulated losses -- net ...................................................................                        (741,041)
                                                                                                                      -------------
Net assets ........................................................................................                   $ 192,485,899
                                                                                                                      =============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
Institutional -- Based on net assets of $120,498,845 and 11,849,539 shares of beneficial
  interest outstanding ............................................................................                   $       10.17
                                                                                                                      =============
Investor A -- Based on net assets of $2,785,604 and 274,136 shares of beneficial
  interest outstanding ............................................................................                   $       10.16
                                                                                                                      =============
Investor A1 -- Based on net assets of $60,207,510 and 5,923,336 shares of beneficial
  interest outstanding ............................................................................                   $       10.16
                                                                                                                      =============
Investor B -- Based on net assets of $6,920,133 and 680,583 shares of beneficial
  interest outstanding ............................................................................                   $       10.17
                                                                                                                      =============
Investor C -- Based on net assets of $2,073,807 and 204,011 shares of beneficial
  interest outstanding ............................................................................                   $       10.17
                                                                                                                      =============

See Notes to Financial Statements.


10        BLACKROCK INTERMEDIATE MUNICIPAL FUND         OCTOBER 31, 2007

Statement of Operations

For the Year Ended October 31, 2007

===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------

Interest ..........................................................................................                   $   8,506,532
Dividends from affiliates .........................................................................                         376,413
                                                                                                                      -------------
Total income ......................................................................................                       8,882,945
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory fees ..........................................................................    $ 1,020,973
Interest expense and fees .........................................................................        423,737
Professional fees .................................................................................         86,154
Accounting services ...............................................................................         84,317
Service fees -- Investor A1 .......................................................................         64,316
Printing and shareholder reports ..................................................................         63,246
Registration fees .................................................................................         59,143
Transfer agent fees -- Institutional ..............................................................         53,627
Transfer agent fees -- Investor A1 ................................................................         28,395
Service and distribution fees -- Investor B .......................................................         24,522
Trustees' fees and expenses .......................................................................         23,943
Custodian fees ....................................................................................         13,838
Service and distribution fees -- Investor C .......................................................         13,185
Pricing fees ......................................................................................          9,163
Transfer agent fees -- Investor B .................................................................          4,736
Service fees -- Investor A ........................................................................          4,391
Transfer agent fees -- Investor A .................................................................          1,013
Transfer agent fees -- Investor C .................................................................            648
Other .............................................................................................         31,588
                                                                                                       -----------
Total expenses before waiver and reimbursement ....................................................      2,010,935
Waiver and reimbursement of expenses ..............................................................        (92,856)
                                                                                                       -----------
Total expenses after waiver and reimbursement .....................................................                       1,918,079
                                                                                                                      -------------
Investment income -- net ..........................................................................                       6,964,866
                                                                                                                      -------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) -- Net
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on:
      Investments -- net (includes $(491,939) from affiliates) ....................................        352,145
      Forward interest rate swaps -- net ..........................................................       (100,200)         251,945
                                                                                                       -----------
Change in unrealized appreciation/depreciation on:
      Investments -- net ..........................................................................     (2,606,099)
      Forward interest rate swaps -- net ..........................................................        251,982       (2,354,117)
                                                                                                       ----------------------------
Total realized and unrealized loss -- net .........................................................                      (2,102,172)
                                                                                                                      -------------
Net Increase in Net Assets Resulting from Operations ..............................................                   $   4,862,694
                                                                                                                      =============

See Notes to Financial Statements.


        BLACKROCK INTERMEDIATE MUNICIPAL FUND         OCTOBER 31, 2007        11

Statements of Changes in Net Assets

                                                                                                           For the Year Ended
                                                                                                              October 31,
                                                                                                     ------------------------------
Increase (Decrease) in Net Assets:                                                                       2007              2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Investment income -- net .........................................................................   $  6,964,866      $  6,463,395
Realized gain (loss) -- net ......................................................................        251,945        (1,688,727)
Change in unrealized appreciation/depreciation -- net ............................................     (2,354,117)        4,081,586
                                                                                                     ------------------------------
Net increase in net assets resulting from operations .............................................      4,862,694         8,856,254
                                                                                                     ------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
Investment income -- net:
      Institutional ..............................................................................     (4,106,295)       (3,600,332)
      Investor A .................................................................................        (60,549)             (243)
      Investor A1 ................................................................................     (2,341,365)       (1,810,323)
      Investor B .................................................................................       (280,255)         (405,591)
      Investor C .................................................................................        (35,579)             (206)
      Class C ....................................................................................             --          (646,700)
Realized gain -- net:
      Institutional ..............................................................................             --        (2,007,396)
      Investor A .................................................................................             --                --
      Investor A1 ................................................................................             --          (969,703)
      Investor B .................................................................................             --          (284,047)
      Investor C .................................................................................             --                --
      Class C ....................................................................................             --          (491,006)
                                                                                                     ------------------------------
Net decrease in net assets resulting from dividends and distributions to shareholders ............     (6,824,043)      (10,215,547)
                                                                                                     ------------------------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets derived from beneficial interest transactions ..............     13,314,783        (8,046,361)
                                                                                                     ------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ..........................................................     11,353,434        (9,405,654)
Beginning of year ................................................................................    181,132,465       190,538,119
                                                                                                     ------------------------------
End of year* .....................................................................................   $192,485,899      $181,132,465
                                                                                                     ==============================
      * Undistributed investment income -- net ...................................................   $    177,757      $     36,934
                                                                                                     ==============================

      See Notes to Financial Statements.


12        BLACKROCK INTERMEDIATE MUNICIPAL FUND         OCTOBER 31, 2007

Financial Highlights

                                                                                       Institutional
                                                           ------------------------------------------------------------------------
                                                                                For the Year Ended October 31,
The following per share data and ratios have been derived  ------------------------------------------------------------------------
from information provided in the financial statements.         2007            2006           2005            2004           2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..................    $    10.28      $    10.36      $    10.76      $    10.71    $    10.69
                                                           ------------------------------------------------------------------------
Investment income -- net* .............................           .39             .37             .38             .40           .40
Realized and unrealized gain (loss) -- net ............          (.12)            .13            (.34)            .08           .10
                                                           ------------------------------------------------------------------------
Total from investment operations ......................           .27             .50             .04             .48           .50
                                                           ------------------------------------------------------------------------
Less dividends and distributions:
      Investment income -- net ........................          (.38)           (.37)           (.38)           (.40)         (.41)
      Realized gain -- net ............................            --            (.21)           (.06)           (.03)         (.07)
                                                           ------------------------------------------------------------------------
Total dividends and distributions .....................          (.38)           (.58)           (.44)           (.43)         (.48)
                                                           ------------------------------------------------------------------------
Net asset value, end of period ........................    $    10.17      $    10.28      $    10.36      $    10.76    $    10.71
                                                           ------------------------------------------------------------------------
===================================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share ....................          2.69%           4.96%            .40%           4.57%         4.77%
                                                           ========================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Expenses, net of waiver and reimbursement and excluding
  interest expense and fees ...........................           .75%            .73%            .74%            .79%          .85%
                                                           ========================================================================
Expenses, net of waiver and reimbursement .............           .98%           1.11%           1.00%            .91%          .94%
                                                           ========================================================================
Expenses ..............................................          1.03%           1.16%           1.05%            .94%          .96%
                                                           ========================================================================
Investment income -- net ..............................          3.81%           3.61%           3.63%           3.76%         3.80%
                                                           ========================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ..............    $  120,499      $   99,678      $  100,831      $   78,777    $   44,372
                                                           ========================================================================
Portfolio turnover ....................................            54%            102%            162%            176%          179%
                                                           ========================================================================

                                                                    Investor A
                                                           -----------------------------
                                                            For the          For the
                                                             Year             Period
                                                             Ended        Oct. 2, 2006++
The following per share data and ratios have been derived   Oct. 31,       to Oct. 31,
from information provided in the financial statements.        2007            2006
========================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------
Net asset value, beginning of period ..................    $    10.27      $    10.26
                                                           -----------------------------
Investment income -- net* .............................           .36             .02
Realized and unrealized gain (loss) -- net ............          (.11)            .02
                                                           -----------------------------
Total from investment operations ......................           .25             .04
                                                           -----------------------------
Less dividends and distributions:
      Investment income -- net ........................          (.36)           (.03)
      Realized gain -- net ............................            --              --
                                                           -----------------------------
Total dividends and distributions .....................          (.36)           (.03)
                                                           -----------------------------
Net asset value, end of period ........................    $    10.16      $    10.27
                                                           =============================
========================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------
Based on net asset value per share ....................          2.43%            .36%@
                                                           =============================
========================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------
Expenses, net of waiver and reimbursement and excluding
  interest expense and fees ...........................          1.01%            .97%+
                                                           =============================
Expenses, net of waiver and reimbursement .............          1.23%           1.34%+
                                                           =============================
Expenses ..............................................          1.28%           1.39%+
                                                           =============================
Investment income -- net ..............................          3.54%           3.08%+
                                                           =============================
========================================================================================
Supplemental Data
----------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ..............    $    2,786      $      160
                                                           =============================
Portfolio turnover ....................................            54%            102%
                                                           =============================

*     Based on average shares outstanding.
**    Total investment returns exclude the effects of any sales charges.
+     Annualized.
++    Commencement of operations.
@     Aggregate total investment return.

      See Notes to Financial Statements.


        BLACKROCK INTERMEDIATE MUNICIPAL FUND         OCTOBER 31, 2007        13

                                                                            Investor A1
The following per share data                  --------------------------------------------------------------------------
and ratios have been derived                                        For the Year Ended October 31,
from information provided in                  --------------------------------------------------------------------------
the financial statements.                        2007            2006           2005            2004            2003
========================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .......    $    10.28      $    10.35      $    10.76      $    10.71      $    10.69
                                              --------------------------------------------------------------------------
Investment income -- net** ...............           .38             .35             .38             .39             .40
Realized and unrealized gain (loss) -- net          (.13)            .15            (.36)            .08             .09
                                              --------------------------------------------------------------------------
Total from investment operations .........           .25             .50             .02             .47             .49
                                              --------------------------------------------------------------------------
Less dividends and distributions:
      Investment income -- net ...........          (.37)           (.36)           (.37)           (.39)           (.40)
      Realized gain -- net ...............            --            (.21)           (.06)           (.03)           (.07)
                                              --------------------------------------------------------------------------
Total dividends and distributions ........          (.37)           (.57)           (.43)           (.42)           (.47)
                                              --------------------------------------------------------------------------
Net asset value, end of year .............    $    10.16      $    10.28      $    10.35      $    10.76      $    10.71
                                              ==========================================================================

Total Investment Return*

Based on net asset value per share .......          2.49%           4.96%            .20%           4.47%           4.68%
                                              ==========================================================================

Ratios to Average Net Assets

Expenses, net of waiver and reimbursement
   and excluding interest expense and fees           .84%            .83%            .84%            .89%            .95%
                                              ==========================================================================
Expenses, net of waiver and reimbursement           1.07%           1.20%           1.11%           1.01%           1.04%
                                              ==========================================================================
Expenses .................................          1.12%           1.25%           1.16%           1.04%           1.06%
                                              ==========================================================================
Investment income -- net .................          3.71%           3.50%           3.54%           3.66%           3.70%
                                              ==========================================================================

Supplemental Data

Net assets, end of year (in thousands) ...    $   60,208      $   71,327      $   48,524      $   55,128      $   51,786
                                              ==========================================================================
Portfolio turnover .......................            54%            102%            162%            176%            179%
                                              ==========================================================================

                                                                             Investor B
The following per share data                  --------------------------------------------------------------------------
and ratios have been derived                                        For the Year Ended October 31,
from information provided in                  --------------------------------------------------------------------------
the financial statements.                        2007            2006           2005            2004            2003
========================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .......    $    10.28      $    10.36      $    10.76      $    10.71      $    10.69
                                              --------------------------------------------------------------------------
Investment income -- net** ...............           .36             .34             .35             .37             .38
Realized and unrealized gain (loss) -- net          (.12)            .15            (.34)            .08             .09
                                              --------------------------------------------------------------------------
Total from investment operations .........           .24             .49             .01             .45             .47
                                              --------------------------------------------------------------------------
Less dividends and distributions:
      Investment income -- net ...........          (.35)           (.36)           (.35)           (.37)           (.38)
      Realized gain -- net ...............            --            (.21)           (.06)           (.03)           (.07)
                                              --------------------------------------------------------------------------
Total dividends and distributions ........          (.35)           (.57)           (.41)           (.40)           (.45)
                                              --------------------------------------------------------------------------
Net asset value, end of year .............    $    10.17      $    10.28      $    10.36      $    10.76      $    10.71
                                              ==========================================================================
========================================================================================================================
Total Investment Return*
------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share .......          2.36%           4.64%            .08%           4.24%           4.46%
                                              ==========================================================================
========================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------
Expenses, net of waiver and reimbursement
   and excluding interest expense and fees          1.06%           1.05%           1.05%           1.10%           1.17%
                                              ==========================================================================
Expenses, net of waiver and reimbursement           1.29%           1.42%           1.32%           1.22%           1.26%
                                              ==========================================================================
Expenses .................................          1.34%           1.47%           1.37%           1.25%           1.27%
                                              ==========================================================================
Investment income -- net .................          3.50%           3.30%           3.34%           3.45%           3.48%
                                              ==========================================================================
========================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands) ...    $    6,920      $    9,760      $   14,982      $   21,623      $   28,678
                                              ==========================================================================
Portfolio turnover .......................            54%            102%            162%            176%            179%
                                              ==========================================================================

*     Total investment returns exclude the effects of sales charges.
**    Based on average shares outstanding.

      See Notes to Financial Statements.


14        BLACKROCK INTERMEDIATE MUNICIPAL FUND         OCTOBER 31, 2007

Financial Highlights (concluded)

                                                                                               Investor C
                                                                                     -------------------------------
                                                                                      For the            For the
                                                                                       Year              Period
                                                                                       Ended          Oct. 2, 2006++
The following per share data and ratios have been derived                             Oct. 31,         to Oct. 31,
from information provided in the financial statements.                                  2007              2006
====================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............................................    $     10.28      $     10.26
                                                                                     -------------------------------
Investment income -- net* .......................................................            .28              .01
Realized and unrealized gain (loss) -- net ......................................           (.11)             .03
                                                                                     -------------------------------
Total from investment operations ................................................            .17              .04
                                                                                     -------------------------------
Less dividends from investment income -- net ....................................           (.28)            (.02)
                                                                                     -------------------------------
Net asset value, end of period ..................................................    $     10.17      $     10.28
                                                                                     ===============================
====================================================================================================================
Total Investment Return**
--------------------------------------------------------------------------------------------------------------------
Based on net asset value per share ..............................................           1.67%             .40%@
                                                                                     ===============================
====================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------
Expenses, net of waiver and reimbursement and excluding interest expense and fees           1.75%            1.73%+
                                                                                     ===============================
Expenses, net of waiver and reimbursement .......................................           1.98%            2.09%+
                                                                                     ===============================
Expenses ........................................................................           2.03%            2.14%+
                                                                                     ===============================
Investment income -- net ........................................................           2.79%            2.36%+
                                                                                     ===============================
====================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ........................................    $     2,074      $       207
                                                                                     ===============================
Portfolio turnover ..............................................................             54%             102%
                                                                                     ===============================

*     Based on average shares outstanding.
**    Total investment returns exclude the effects of sales charges.
+     Annualized.
++    Commencement of operations.
@     Aggregate total investment return.

      See Notes to Financial Statements.


        BLACKROCK INTERMEDIATE MUNICIPAL FUND         OCTOBER 31, 2007        15

Notes to Financial Statements

1. Significant Accounting Policies:

BlackRock Intermediate Municipal Fund (the "Fund") is presently the only series of BlackRock Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Institutional Shares are sold only to certain eligible investors. Investor A Shares are sold with a front-end sales charge. Investor A1 Shares are not generally available except for dividend and capital gains reinvestment. Shares of Investor B and Investor C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor A1, Investor B and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A1 distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of Investments -- Municipal bonds are traded primarily in the over-the-counter ("OTC") markets and are valued at the last available bid price in the OTC market or on the basis of values as obtained by a pricing service. Pricing services use valuation matrixes that incorporate both dealer-supplied valuations and valuation models. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general direction of the Board of Trustees. Such valuations and procedures are reviewed periodically by the Board of Trustees of the Fund. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued by quoted fair values received daily by the Fund's pricing service. Investments in open-end investment companies are valued at their net asset value each business day. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Forward interest rate swaps -- The Fund may enter into forward interest rate swaps. In a forward interest rate swap, the Fund and the counterparty agree to make periodic net payments on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. When the agreement is closed, the Fund records a realized gain or loss in an amount equal to the value of the agreement.

o Swaps -- The Fund may enter into swap agreements, which are OTC contracts in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities or index; or the return generated by a security. These periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

(c) Municipal bonds held in trust -- The Fund invests in leveraged residual certificates ("TOB Residuals") issued by tender option bond trusts ("TOBs"). A TOB is established by a third party sponsor forming a special purpose entity, into which the Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates, which are generally issued to the Fund which made the transfer or to affiliates of the Fund. The Fund's trans-


16        BLACKROCK INTERMEDIATE MUNICIPAL FUND         OCTOBER 31, 2007
fers of the municipal securities to a TOB do not qualify for sale treatment under Statement of Financial Accounting Standards No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," therefore the municipal securities deposited into a TOB are presented in the Fund's schedule of investments and the proceeds from the transaction are reported as a liability for trust certificates of the Fund. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by the Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by the Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par, and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. As of October 31, 2007, the aggregate value of the underlying municipal securities transferred to TOBs was approximately $20,724,900, the related liability for trust certificates was $10,000,000 and the range of interest rates was 3.74% to 3.76%.

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Fund's investments in TOB Residuals likely will adversely affect the Fund's investment income -- net and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Fund's net asset value per share.

While the Fund's investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Fund to borrow money for purposes of making investments. The Fund's management believes that the Fund's restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes.

(d) Income taxes -- It is the Fund's policy to comply with the require-ments of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(e) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

(f) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions -- Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(h) Recent accounting pronouncements -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.

(i) Reclassification -- U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $277,220 has been reclassified between accumulated net realized capital losses and paid-in capital in excess of par as a result of permanent differences attributable to the difference between the book and tax treatment of residual interests in tender option bonds. This reclassification has no effect on net assets or net asset values per share.


        BLACKROCK INTERMEDIATE MUNICIPAL FUND         OCTOBER 31, 2007        17

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc. The Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of .55% of the average daily value of the Fund's net assets. The Manager has agreed to waive .05% of its fee resulting in an annual fee equal to .50% of the average daily net assets of the Fund. For the year ended October 31, 2007, the Manager earned fees of $1,020,973, of which $92,816 was waived. In addition, the Manager has agreed to reimburse its management fee by the amount of management fees the Fund pays to the Manager indirectly through its investment in Merrill Lynch Institutional Tax-Exempt Fund. For the year ended October 31, 2007, the Manager reimbursed the Fund in the amount of $40.

In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays BIM for services it provides a monthly fee that is a percentage of the management fee paid by the Fund to the Manager.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                Service             Distribution
                                                  Fee                   Fee
--------------------------------------------------------------------------------
Investor A ..........................            .25%                   --
Investor A1 .........................            .10%                   --
Investor B ..........................            .20%                  .10%
Investor C ..........................            .25%                  .75%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with each Distributor, broker dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and each Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee compensates the Distributor and each broker-dealer (including MLPF&S) for providing shareholder servicing to Investor A, Investor A1, Investor B and Investor C shareholders. The ongoing distribution fee compensates the Distributor and the broker-dealers for providing shareholder servicing and distribution related services to Investor B and Investor C shareholders.

For the year ended October 31, 2007, FAMD and BDI earned underwriting discounts and direct commissions and MLPF&S and BDI earned dealer concessions on sales of the Fund's Investor A and Investor A1 Shares, which totaled $13,543 and $59, respectively.

For the year ended October 31, 2007, affiliates received contingent deferred sales charges of $2,647 and $299 relating to transactions in Investor B and Investor C Shares, respectively. In addition, affiliates received contingent deferred sales charges of $4,521 relating to transactions subject to front-end sales charge waivers in Investor A1 Shares.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the year ended October 31, 2007, the following amounts have been accrued by the Fund to reimburse the Manager for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

--------------------------------------------------------------------------------
                                                                Call Center Fees
--------------------------------------------------------------------------------
Institutional ............................................         $  601
Investor A ...............................................         $   44
Investor A1 ..............................................         $1,004
Investor B ...............................................         $  126
Investor C ...............................................         $   17
--------------------------------------------------------------------------------

For the year ended October 31, 2007, the Fund reimbursed the Manager $3,422 for certain accounting services.

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, is the Fund's transfer agent.

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended October 31, 2007 were $97,938,107 and $93,940,481, respectively.

4. Beneficial Interest Transactions:

Net increase (decrease) in net assets derived from beneficial interest transactions was $13,314,783 and $(8,046,361) for the years ended October 31, 2007 and October 31, 2006, respectively.


18        BLACKROCK INTERMEDIATE MUNICIPAL FUND         OCTOBER 31, 2007

Transactions in beneficial interest for each class were as follows:

-------------------------------------------------------------------------------
Institutional Shares for the Year                                      Dollar
Ended October 31, 2007                                Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..................................       4,555,700     $ 46,355,829
Shares issued to shareholders in reinvestment
  of dividends ...............................          47,552          484,344
                                                    ---------------------------
Total issued .................................       4,603,252       46,840,173
Shares redeemed ..............................      (2,446,319)     (24,932,556)
                                                    ---------------------------
Net increase .................................       2,156,933     $ 21,907,617
                                                    ===========================

--------------------------------------------------------------------------------
Institutional Shares for the Year                                      Dollar
Ended October 31, 2006                                Shares           Amount
--------------------------------------------------------------------------------
Shares sold ..................................       4,020,988     $ 40,960,524
Shares issued to shareholders in reinvestment
  of dividends and distributions .............          99,237        1,011,100
                                                    ---------------------------
Total issued .................................       4,120,225       41,971,624
Shares redeemed ..............................      (4,163,299)     (42,438,080)
                                                    ---------------------------
Net decrease .................................         (43,074)    $   (466,456)
                                                    ===========================

--------------------------------------------------------------------------------
Investor A Shares for the Year                                         Dollar
Ended October 31, 2007                                Shares           Amount
--------------------------------------------------------------------------------
Shares sold ..................................         259,672     $  2,652,562
Shares issued to shareholders in reinvestment
  of dividends ...............................           3,714           37,721
                                                    ---------------------------
Total issued .................................         263,386        2,690,283
Shares redeemed ..............................          (4,847)         (49,436)
                                                    ---------------------------
Net increase .................................         258,539     $  2,640,847
                                                    ===========================

--------------------------------------------------------------------------------
Investor A Shares for the Period                                       Dollar
Oct. 2, 2006+ to Oct. 31, 2006                        Shares           Amount
--------------------------------------------------------------------------------
Shares sold ..................................          15,604     $    159,487
Shares redeemed ..............................              (7)             (67)
                                                    ---------------------------
Net increase .................................          15,597     $    159,420
                                                    ===========================

+     Commencement of operations.

--------------------------------------------------------------------------------
Investor A1 Shares for the Year                                        Dollar
Ended October 31, 2007                                Shares           Amount
--------------------------------------------------------------------------------
Shares sold and the automatic conversion
  of shares ..................................         106,014     $  1,079,829
Shares issued to shareholders in reinvestment
  of dividends ...............................         133,046        1,354,908
                                                    ---------------------------
Total issued .................................         239,060        2,434,737
Shares redeemed ..............................      (1,254,806)     (12,806,788)
                                                    ---------------------------
Net decrease .................................      (1,015,746)    $(10,372,051)
                                                    ===========================

--------------------------------------------------------------------------------
Investor A1 Shares for the Year                                        Dollar
Ended October 31, 2006                                Shares           Amount
--------------------------------------------------------------------------------
Shares sold ..................................         428,799     $  4,375,953
Automatic conversion of shares ...............         125,138        1,275,870
Shares issued to shareholders in reinvestment
  of dividends and distributions .............         152,300        1,551,857
Shares issued resulting from conversion
  of Class C .................................       2,403,412       24,544,146
                                                    ---------------------------
Total issued .................................       3,109,649       31,747,826
Shares redeemed ..............................        (858,199)      (8,752,391)
                                                    ---------------------------
Net increase .................................       2,251,450     $ 22,995,435
                                                    ===========================

--------------------------------------------------------------------------------
Investor B Shares for the Year                                         Dollar
Ended October 31, 2007                                Shares           Amount
--------------------------------------------------------------------------------
Shares sold ..................................           8,995     $     91,185
Shares issued to shareholders in reinvestment
  of dividends ...............................          15,345          156,359
                                                    ---------------------------
Total issued .................................          24,340          247,544
Shares redeemed and the automatic conversion
  of shares ..................................        (292,910)      (2,986,145)
                                                    ---------------------------
Net decrease .................................        (268,570)    $ (2,738,601)
                                                    ===========================

--------------------------------------------------------------------------------
Investor B Shares for the Year                                         Dollar
Ended October 31, 2006                                Shares           Amount
--------------------------------------------------------------------------------
Shares sold ..................................          51,287     $    524,293
Shares issued to shareholders in reinvestment
  of dividends and distributions .............          36,382          370,767
                                                    ---------------------------
Total issued .................................          87,669          895,060
                                                    ---------------------------
Automatic conversion of shares ...............        (125,110)      (1,275,870)
Shares redeemed ..............................        (460,278)      (4,695,757)
                                                    ---------------------------
Total redeemed ...............................        (585,388)      (5,971,627)
                                                    ---------------------------
Net decrease .................................        (497,719)    $ (5,076,567)
                                                    ===========================

--------------------------------------------------------------------------------
Investor C Shares for the Year                                         Dollar
Ended October 31, 2007                                Shares           Amount
--------------------------------------------------------------------------------
Shares sold ..................................         209,893     $  2,140,147
Shares issued to shareholders in reinvestment
  of dividends ...............................           3,333           33,849
                                                    ---------------------------
Total issued .................................         213,226        2,173,996
Shares redeemed ..............................         (29,335)        (297,025)
                                                    ---------------------------
Net increase .................................         183,891     $  1,876,971
                                                    ===========================

--------------------------------------------------------------------------------
Investor C Shares for the Period                                       Dollar
Oct. 2, 2006+ to Oct. 31, 2006                        Shares           Amount
--------------------------------------------------------------------------------
Shares sold ..................................          20,126     $    205,721
Shares redeemed ..............................              (6)             (69)
                                                    ---------------------------
Net increase .................................          20,120     $    205,652
                                                    ===========================

+     Commencement of operations.


        BLACKROCK INTERMEDIATE MUNICIPAL FUND         OCTOBER 31, 2007        19

Notes to Financial Statements (concluded)

--------------------------------------------------------------------------------
Class C Shares for the Period                                           Dollar
Nov. 1, 2005 to Aug. 25, 2006+                         Shares           Amount
--------------------------------------------------------------------------------
Shares sold ..................................         511,348     $  5,215,735
Shares issued to shareholders in reinvestment
  of dividends and distributions .............          69,597          708,846
                                                    ---------------------------
Total issued .................................         580,945        5,924,581
                                                    ---------------------------
Shares redeemed ..............................        (708,517)      (7,244,280)
Shares redeemed resulting from conversion
  to Investor A1 .............................      (2,403,368)     (24,544,146)
                                                    ---------------------------
Total redeemed ...............................      (3,111,885)     (31,788,426)
                                                    ---------------------------
Net decrease .................................      (2,530,940)    $(25,863,845)
                                                    ===========================

+     On August 25, 2006 Class C was converted to Class A (Investor A1).

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expires November 2007 and was subsequently renewed. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .06% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the year ended October 31, 2007.

6. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended October 31, 2007 and October 31, 2006 was as follows:

-------------------------------------------------------------------------------
                                                10/31/2007           10/31/2006
-------------------------------------------------------------------------------
Distributions paid from:
        Tax-exempt income ...............      $  6,824,043         $ 6,463,395
        Ordinary income .................                --              77,571
        Long-term capital gains .........                --           3,674,581
                                               --------------------------------
Total distributions .....................      $  6,824,043         $10,215,547
                                               ================================

As of October 31, 2007, the components of accumulated losses on a tax basis were as follows:

-----------------------------------------------------------------------------
Undistributed tax-exempt income -- net .................          $    38,574
Undistributed long-term capital gains -- net ...........                   --
                                                                  -----------
Total undistributed earnings -- net ....................               38,574
Capital loss carryforward ..............................           (1,591,925)*
Unrealized gains -- net ................................              812,310**
                                                                  -----------
Total accumulated losses -- net ........................          $  (741,041)
                                                                  ===========

* On October 31, 2007, the Fund had a net capital loss carryforward of $1,591,925, all of which expires in 2014. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the difference between book and tax amortization methods for premiums and discounts on fixed income securities and the difference between the book and tax treatment of residual interests in tender option bonds.


20        BLACKROCK INTERMEDIATE MUNICIPAL FUND         OCTOBER 31, 2007

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of BlackRock Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust (the "Trust") as of October 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust as of October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
December 21, 2007

Important Tax Information (Unaudited)

All of the net investment income distributions paid by BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust during the taxable year ended October 31, 2007 qualify as tax-exempt interest dividends for federal income tax purposes.


        BLACKROCK INTERMEDIATE MUNICIPAL FUND         OCTOBER 31, 2007        21

Portfolio Summary

As of October 31, 2007

Quality Ratings by                                                    Percent of
S&P/Moody's                                                Long-Term Investments
--------------------------------------------------------------------------------
AAA/Aaa .........................................................   66%
AA/Aa ...........................................................   10
A/A .............................................................    4
BBB/Baa .........................................................   11
BB/Ba ...........................................................    1
NR (Not Rated) ..................................................    8
--------------------------------------------------------------------------------

                                                                      Percent of
Distribution by Market Sector                              Long-Term Investments
--------------------------------------------------------------------------------
Other Revenue Bonds .............................................   67%
General Obligation Bonds ........................................   29
Mutual Funds ....................................................    2
Prerefunded .....................................................    2
--------------------------------------------------------------------------------

Proxy Results

During the six-month period ended October 31, 2007, the shareholders of BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust voted on the following proposal, which was approved at a special shareholders' meeting on August 23, 2007. This proposal was a part of the reorganization of the Trust's Board of Trustees to take effect on or about November 1, 2007. A description of the proposal and number of shares voted are as follows:

-------------------------------------------------------------------------------------------------------
                                                                     Shares Voted       Shares Withheld
                                                                         For              From Voting
-------------------------------------------------------------------------------------------------------
To elect the Trust's Board of Trustees: James H. Bodurtha           18,077,193             212,525
                                        Bruce R. Bond               18,084,271             205,447
                                        Donald W. Burton            18,083,804             205,914
                                        Richard S. Davis            18,084,311             205,407
                                        Stuart E. Eizenstat         18,083,417             206,301
                                        Laurence D. Fink            18,084,271             205,447
                                        Kenneth A. Froot            18,077,153             212,565
                                        Henry Gabbay                18,084,311             205,407
                                        Robert M. Hernandez         18,083,804             205,914
                                        John F. O'Brien             18,083,804             205,914
                                        Roberta Cooper Ramo         18,077,193             212,525
                                        Jean Margo Reid             18,084,311             205,407
                                        David H. Walsh              18,084,286             205,432
                                        Fred G. Weiss               18,084,311             205,407
                                        Richard R. West             18,083,844             205,874
-------------------------------------------------------------------------------------------------------


22        BLACKROCK INTERMEDIATE MUNICIPAL FUND         OCTOBER 31, 2007

Officers and Trustees as of October 31, 2007

                                                                                                     Number of
                                                                                                     Funds and
                                                                                                     Portfolios in
                           Position(s)  Length of                                                    Fund Complex    Other Public
Name, Address              Held with    Time                                                         Overseen by     Directorships
and Year of Birth          Trust        Served   Principal Occupation(s) During Past 5 Years         Trustee         Held by Trustee
====================================================================================================================================
Interested Director
------------------------------------------------------------------------------------------------------------------------------------
Robert C. Doll, Jr.*       Fund         2005 to  Vice Chairman and Director of BlackRock, Inc.,      120 Funds       None
P.O. Box 9011              President    2007     Global Chief Investment Officer for Equities,       161 Portfolios
Princeton, NJ 08543-9011   and Trustee           Chairman of the BlackRock Retail Operating
1954                                             Committee, and member of the BlackRock Executive
                                                 Committee since 2006; President of the funds
                                                 advised by Merrill Lynch Investment Managers,
                                                 L.P. ("MLIM") and its affiliates
                                                 ("MLIM/FAM-advised funds") from 2005 to 2006 and
                                                 Chief Investment Officer thereof from 2001 to
                                                 2006; President of MLIM and Fund Asset
                                                 Management, L.P. ("FAM") from 2001 to 2006;
                                                 Co-Head (Americas Region) thereof from 2000 to
                                                 2001 and Senior Vice President from 1999 to
                                                 2001; President and Director of Princeton
                                                 Services, Inc. ("Princeton Services") and
                                                 President of Princeton Administrators, L.P.
                                                 ("Princeton Administrators") from 2001 to 2006;
                                                 Chief Investment Officer of OppenheimerFunds,
                                                 Inc. in 1999 and Executive Vice President
                                                 thereof from 1991 to 1999.
            ------------------------------------------------------------------------------------------------------------------------
            *     Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which
                  BlackRock Advisors, LLC and its affiliates act as investment adviser. Mr. Doll is an "interested person," as described in the Investment Company Act, of the Fund based on his positions with BlackRock, Inc. and its affiliates. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Doll serves at the pleasure of the Board of Directors.

====================================================================================================================================
Independent Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Ronald W. Forbes**         Trustee      1986 to  Professor Emeritus of Finance, School of Business,  46 Funds        None
P.O. Box 9095                           2007     State University of New York at Albany since 2000   48 Portfolios
Princeton, NJ 08543-9095                         and Professor thereof from 1989 to 2000;
1940                                             International Consultant, Urban Institute,
                                                 Washington, D.C. from 1995 to 1999.

------------------------------------------------------------------------------------------------------------------------------------
Cynthia A. Montgomery      Trustee      1994 to  Professor, Harvard Business School since 1989;      46 Funds        Newell
P.O. Box 9095                           2007     Associate Professor, J.L. Kellogg Graduate School   48 Portfolios   Rubbermaid,
Princeton, NJ 08543-9095                         of Management, Northwestern University from 1985                    Inc.
1952                                             to 1989; Associate Professor, Graduate School                       (manufacturing)
                                                 of Business Administration, University of
                                                 Michigan from 1979 to 1985; Director, Harvard
                                                 Business School Publishing since 2005; Director,
                                                 McLean Hospital since 2005.
------------------------------------------------------------------------------------------------------------------------------------
Jean Margo Reid            Trustee      2004 to  Self-employed consultant since 2001; Counsel of     46 Funds        None
P.O. Box 9095                           present  Alliance Capital Management (investment adviser)    48 Portfolios
Princeton, NJ 08543-9095                         in 2000; General Counsel, Director and Secretary
1945                                             of Sanford C. Bernstein & Co., Inc. (investment
                                                 adviser/broker-dealer) from 1997 to 2000;
                                                 Secretary, Sanford C. Bernstein Fund, Inc. from
                                                 1994 to 2000; Director and Secretary of SCB, Inc.
                                                 since 1998; Director and Secretary of SCB
                                                 Partners, Inc. since 2000; Director of Covenant
                                                 House from 2001 to 2004.
------------------------------------------------------------------------------------------------------------------------------------
Roscoe S. Suddarth         Trustee      2000 to  President, Middle East Institute, from 1995 to      46 Funds        None
P.O. Box 9095                           2007     2001; Foreign Service Officer, United States        48 Portfolios
Princeton, NJ 08543-9095                         Foreign Service, from 1961 to 1995 and Career
1935                                             Minister from 1989 to 1995; Deputy Inspector
                                                 General, U.S. Department of State, from 1991 to
                                                 1994; U.S. Ambassador to the Hashemite Kingdom of
                                                 Jordan from 1987 to 1990.
------------------------------------------------------------------------------------------------------------------------------------
Richard R. West            Trustee      1986 to  Professor of Finance from 1984 to 1995, Dean        46 Funds        Bowne & Co.,
P.O. Box 9095                           present  from 1984 to 1993 and since 1995 Dean Emeritus      48 Portfolios   Inc. (financial
Princeton, NJ 08543-9095                         of New York University's Leonard N. Stern School                    printers);
1938                                             of Business Administration.                                         Vornado Realty
                                                                                                                     Trust (real
                                                                                                                     estate
                                                                                                                     company);
                                                                                                                     Alexander's,
                                                                                                                     Inc. (real
                                                                                                                     estate company)
            ------------------------------------------------------------------------------------------------------------------------
            *    Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
            **   Chairman of the Board of Trustees and the Audit Committee.


        BLACKROCK INTERMEDIATE MUNICIPAL FUND         OCTOBER 31, 2007        23

Officers and Trustees (concluded)

                           Position(s)  Length of
Name, Address              Held with    Time
and Year of Birth          Trust        Served     Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Interested Director
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke             Vice        1993 to    Managing Director of BlackRock, Inc. since 2006; Managing Director of Merrill
P.O. Box 9011               President   2007       Lynch Investment Managers, L.P. ("MLIM") and Fund Asset Management, L.P. ("FAM")
Princeton, NJ 08543-9011    and         and 1999   in 2006; First Vice President of MLIM and FAM from 1997 to 2005 and Treasurer
1960                        Treasurer   to 2007    thereof from 1999 to 2006; Vice President of MLIM and FAM from 1990 to 1997.
------------------------------------------------------------------------------------------------------------------------------------
Karen Clark                 Chief       2007       Managing Director of BlackRock, Inc. and Chief Compliance Officer of certain
P.O. Box 9011               Compliance             BlackRock-advised funds since 2007; Director of BlackRock, Inc. from 2005 to
Princeton, NJ 08543-9011    Officer                2007; Principal and Senior Compliance Officer, State Street Global Advisors, from
1965                                               2001 to 2005; Principal Consultant, PricewaterhouseCoopers, LLP from 1998 to
                                                   2001; Branch Chief, Division of Investment Management and Office of Compliance
                                                   Inspections and Examinations, U.S. Securities and Exchange Commission, from 1993 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
Howard Surloff              Secretary   2007       Managing Director of BlackRock Inc. and General Counsel of U.S. Funds at
P.O. Box 9011                                      BlackRock, Inc. since 2006; General Counsel (U.S.) of Goldman Sachs Asset
Princeton, NJ 08543-9011                           Management from 1993 to 2006.
1965
            ------------------------------------------------------------------------------------------------------------------------
            *    Officers of the Fund serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------
Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.
------------------------------------------------------------------------------------------------------------------------------------

Accounting Agent

State Street Bank and
Trust Company
Princeton, NJ 08540


Custodian

State Street Bank
and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

PFPC Inc.
Wilmington, DE 19809

Legal Counsel

Sidley Austin LLP
New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540



24        BLACKROCK INTERMEDIATE MUNICIPAL FUND         OCTOBER 31, 2007

BlackRock Fund Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's Web site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)    Access the BlackRock Web site at http://www.blackrock.com/edelivery

2)    Select "eDelivery" under the "More Information" section

3)    Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.


        BLACKROCK INTERMEDIATE MUNICIPAL FUND         OCTOBER 31, 2007        25

BlackRock Fund Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Trustees. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our Web site at www.blackrock.com, by calling
(800) 441-7762, or on the Web site of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how proxies relating to the Fund's voting securities were voted (if any) by the Fund's previous manager during the most recent 12-month period ended June 30 is available, upon request and without charge, on our Web site at www.blackrock.com, by calling (800) 441-7762 or on the Web site of the Commission at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's Forms N-Q are available on the Commission's Web site at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


26        BLACKROCK INTERMEDIATE MUNICIPAL FUND         OCTOBER 31, 2007

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Aurora Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Developing Capital Markets Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Twenty Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio*
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
   Prepared Portfolio 2010
   Prepared Portfolio 2015
   Prepared Portfolio 2020
   Prepared Portfolio 2025
   Prepared Portfolio 2030
   Prepared Portfolio 2035
   Prepared Portfolio 2040
   Prepared Portfolio 2045
   Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


        BLACKROCK INTERMEDIATE MUNICIPAL FUND         OCTOBER 31, 2007        27

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Intermediate Municipal Fund
Of BlackRock Municipal Series Trust
P.O. Box 9011
Princeton, NJ 08543-9011


                                                                       BLACKROCK

                                                                    #10437-10/07

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors or trustees, as applicable (the "board of directors") has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

            Ronald W. Forbes (term ended, effective November 1, 2007) Robert M. Hernandez (term began, effective November 1, 2007) Fred G. Weiss (term began, effective November 1, 2007) Richard R. West
            Edward D. Zinbarg (retired as of December 31, 2006)

            Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -    Principal Accountant Fees and Services

----------------------------------------------------------------------------------------------------------------------------------
                         (a) Audit Fees          (b) Audit-Related Fees(1)        (c) Tax Fees(2)            (d) All Other Fees(3)
----------------------------------------------------------------------------------------------------------------------------------
                      Current      Previous        Current      Previous        Current      Previous        Current      Previous
                    Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal
   Entity Name          End        Year End          End        Year End          End        Year End          End        Year End
----------------------------------------------------------------------------------------------------------------------------------
BlackRock
Intermediate
Municipal Fund of
BlackRock
Municipal Series
Trust                 $51,350      $26,500           $0            $0            $6,100       $6,000          $1,042         $0
----------------------------------------------------------------------------------------------------------------------------------

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

            (e)(1) Audit Committee Pre-Approval Policies and Procedures:

                  The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are
            a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

            (e)(2) None of the services described in each of Items 4(b) through
            (d) were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

            (f) Not Applicable

            (g) Affiliates' Aggregate Non-Audit Fees:

            --------------------------------------------------------------------
                                               Current Fiscal    Previous Fiscal
                     Entity Name                  Year End           Year End
            --------------------------------------------------------------------
            BlackRock Intermediate
            Municipal Fund of BlackRock
            Municipal Series Trust                $291,642         $2,924,583
            --------------------------------------------------------------------

            (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

            Regulation S-X Rule 2-01(c)(7)(ii) - $284,500, 0%

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - See Item 2

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: December 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: December 19, 2007


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: December 19, 2007